DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Instruments Fair Value Through Profit or Loss (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	$ 14,902	$ 14,743
Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	3,213	2,706
Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	11,689	12,037
Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	2,024
Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	1,535
1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	1,189
1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	8,743
Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	0
Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	1,411
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	4,383	3,274
Foreign exchange contracts | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	2,103	1,723
Foreign exchange contracts | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	2,280	1,551
Foreign exchange contracts | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	1,021
Foreign exchange contracts | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	1,211
Foreign exchange contracts | 1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	1,082
Foreign exchange contracts | 1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	497
Foreign exchange contracts | Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	0
Foreign exchange contracts | Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	572
Interest rate swaps, cross currency interest rate swaps and other
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	10,095	11,265
Interest rate swaps, cross currency interest rate swaps and other | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	686	779
Interest rate swaps, cross currency interest rate swaps and other | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	9,409	10,486
Interest rate swaps, cross currency interest rate swaps and other | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	579
Interest rate swaps, cross currency interest rate swaps and other | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	324
Interest rate swaps, cross currency interest rate swaps and other | 1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	107
Interest rate swaps, cross currency interest rate swaps and other | 1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	8,246
Interest rate swaps, cross currency interest rate swaps and other | Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	0
Interest rate swaps, cross currency interest rate swaps and other | Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	839
Inflation linked swaps | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	0	172
Inflation linked swaps | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	0
Inflation linked swaps | 1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	0
Inflation linked swaps | Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	0
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	424	32
Commodity contracts | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	424	$ 32
Commodity contracts | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	424
Commodity contracts | 1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	0
Commodity contracts | Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	$ 0